Capital Requirements (Tables)	12 Months Ended
Dec. 31, 2024
Capital Requirements
Schedule of the Company's and the bank subsidiaries' actual capital amounts and ratios

			For Capital Adequacy		To Be Well-Capitalized
			Purposes		Under Prompt Corrective
	Actual		Phase In Schedule		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
			(greater than	(greater than	(greater than	(greater than
			or equal to)	or equal to)	or equal to)	or equal to)
	(Dollars in Thousands)
As of December 31, 2024:
Common Equity Tier 1 (to Risk Weighted Assets):
Consolidated	$2,893,228	22.42%	$903,203	7.000%	N/A	N/A
International Bank of Commerce, Laredo	1,638,720	19.46	589,359	7.000	$547,262	6.50%
International Bank of Commerce, Brownsville	554,879	26.11	148,761	7.000	138,136	6.50
International Bank of Commerce, Oklahoma	240,023	20.57	81,679	7.000	75,845	6.50
Commerce Bank	102,200	37.50	19,077	7.000	17,714	6.50
International Bank of Commerce, Zapata	66,932	32.74	14,310	7.000	13,287	6.50
Total Capital (to Risk Weighted Assets):
Consolidated	$3,136,215	24.31%	$1,354,805	10.500%	N/A	N/A
International Bank of Commerce, Laredo	1,744,057	20.71	884,039	10.500	$841,942	10.00%
International Bank of Commerce, Brownsville	578,515	27.22	223,142	10.500	212,516	10.00
International Bank of Commerce, Oklahoma	254,659	21.82	122,519	10.500	116,685	10.00
Commerce Bank	105,090	38.56	28,616	10.500	27,253	10.00
International Bank of Commerce, Zapata	69,278	33.89	21,464	10.500	20,442	10.00
Tier 1 Capital (to Risk Weighted Assets):
Consolidated	$2,974,881	23.06%	$1,096,747	8.500%	N/A	N/A
International Bank of Commerce, Laredo	1,638,720	19.46	715,651	8.500	$673,554	8.00%
International Bank of Commerce, Brownsville	554,879	26.11	180,639	8.500	170,013	8.00
International Bank of Commerce, Oklahoma	240,023	20.57	99,182	8.500	93,348	8.00
Commerce Bank	102,200	37.50	23,165	8.500	21,802	8.00
International Bank of Commerce, Zapata	66,932	32.74	17,376	8.500	16,354	8.00
Tier 1 Capital (to Average Assets):
Consolidated	$2,974,881	18.84%	$631,755	4.00%	$ N/A	N/A
International Bank of Commerce, Laredo	1,638,720	17.67	370,911	4.00	463,639	5.00%
International Bank of Commerce, Brownsville	554,879	13.08	169,680	4.00	212,100	5.00
International Bank of Commerce, Oklahoma	240,023	14.47	66,341	4.00	82,926	5.00
Commerce Bank	102,200	13.53	30,219	4.00	37,774	5.00
International Bank of Commerce, Zapata	66,932	13.44	19,917	4.00	24,896	5.00

					To Be Well-Capitalized
			For Capital Adequacy		Under Prompt Corrective
	Actual		Purposes		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
			(greater than	(greater than	(greater than	(greater than
			or equal to)	or equal to)	or equal to)	or equal to)
	(Dollars in Thousands)
As of December 31, 2023:
Common Equity Tier 1 (to Risk Weighted Assets):
Consolidated	$2,563,130	21.72%	$825,968	7.000%	N/A	N/A
International Bank of Commerce, Laredo	1,444,775	18.54	545,611	7.000	$506,639	6.50%
International Bank of Commerce, Oklahoma	477,390	24.41	136,883	7.000	127,106	6.50
International Bank of Commerce, Brownsville	232,965	20.72	78,718	7.000	73,095	6.50
International Bank of Commerce, Zapata	97,334	36.57	18,628	7.000	17,298	6.50
Commerce Bank	64,110	31.18	14,394	7.000	13,366	6.50
Total Capital (to Risk Weighted Assets):
Consolidated	$2,790,171	23.65%	$1,238,952	10.500%	N/A	N/A	%
International Bank of Commerce, Laredo	1,542,462	19.79	818,416	10.500	$779,444	10.00
International Bank of Commerce, Oklahoma	500,268	25.58	205,325	10.500	195,547	10.00
International Bank of Commerce, Brownsville	247,031	21.97	118,076	10.500	112,454	10.00
International Bank of Commerce, Zapata	100,660	37.82	27,943	10.500	26,612	10.00
Commerce Bank	66,680	32.43	21,591	10.500	20,563	10.00
Tier 1 Capital (to Risk Weighted Assets):							%
Consolidated	$2,642,492	22.39%	$1,002,961	8.500%	N/A	N/A
International Bank of Commerce, Laredo	1,444,775	18.54	662,527	8.500	$623,555	8.00
International Bank of Commerce, Oklahoma	477,390	24.41	166,215	8.500	156,438	8.00
International Bank of Commerce, Brownsville	232,965	20.72	95,586	8.500	89,963	8.00
International Bank of Commerce, Zapata	97,334	36.57	22,620	8.500	21,290	8.00
Commerce Bank	64,110	31.18	17,478	8.500	16,450	8.00%
Tier 1 Capital (to Average Assets):
Consolidated	$2,642,492	17.46%	$605,262	4.00%	$ N/A	N/A
International Bank of Commerce, Laredo	1,444,775	16.40	352,412	4.00	440,515	5.00
International Bank of Commerce, Oklahoma	477,390	11.79	161,919	4.00	202,398	5.00
International Bank of Commerce, Brownsville	232,965	14.72	63,294	4.00	79,117	5.00
International Bank of Commerce, Zapata	97,334	14.50	26,858	4.00	33,572	5.00
Commerce Bank	64,110	13.26	19,338	4.00	24,172	5.00